Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003

Dear Shareholder:
The high-yield market was weak at the beginning of the reporting period as declining equity markets, renewed concerns about the economy and large cash outflows from its asset class pushed the high-yield market lower in September and the first half of October. The market rebounded over the balance of the period as money flowed back in to high-yield mutual funds, the economy improved and the default rate began to decline. Moody's 12-month issuer-based default rate fell from a peak of 10.7 percent in January 2002 to 7.7 percent in January 2003. Although the current default rate is still high, most estimates are for the rate to continue to decline over the next two years.

November and January were particularly strong for the high-yield market, with November ranking the fifth best month over the past 15 years as measured by the Credit Suisse First Boston (CSFB) High Yield Index. More than $10 billion flowed in to high-yield mutual funds during this period. This inflow led to strong buying by portfolio managers, and demand easily overcame the heavy new issuance in early 2003. The spread of the CSFB High Yield Index tightened by 84 basis points during the six-month period to finish at 884 over Treasuries.

Several industries performed very well over the period, with wireless communications, telecommunications and information technology all returning more than 20 percent. These industries had performed poorly over the past year or more and therefore had more room to improve. Other industries with returns above 10 percent included broadcasting, media, cable and utilities. The airline sector was by far the worst-performing sector, declining 10 percent or more. This industry continues to be plagued by lower travel demand and defaults. The other industries with small negative returns for the period were metals, food and drugs, and transportation.

Performance and Portfolio Strategy
For the six-month period ended February 28, 2003, Morgan Stanley High Yield Securities' Class A, B, C and D shares posted total returns of 7.60 percent,
6.67 percent, 7.30 percent and 7.73 percent, respectively. For the same period, the Lehman Brothers U.S. Corporate High Yield Index returned 10.19 percent.* THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE OF DIFFERING EXPENSES. TOTAL RETURN FIGURES SHOWN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Fund's underweighted positions in the information technology and utility sectors and its security selection in the utility, telecom, restaurant and manufacturing sectors detracted from relative performance.

----------------
* The Lehman Brothers U.S. Corporate High Yield Index tracks the performance of all below-investment-grade securities that have at least $100 million in outstanding issuance, a maturity greater than one year, and are issued in fixed-rate U.S. dollar denominations. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley High Yield Securities Inc.
LETTER TO THE SHAREHOLDERS / / FEBRUARY 28, 2003 CONTINUED

We continue to have a negative outlook on the technology and utility sectors and, at least for now, are maintaining underweighted positions in them.

The Fund's performance benefited from good security selection in media, chemicals, energy, and wireless communications. In these sectors several companies that had performed poorly in the prior period bounced back strongly over the past several months. In addition, our overweighted allocation to the diversified media sector and underweighting of the airline industry also helped the Fund's relative performance.

Over the course of the reporting period we continued to reposition the portfolio for the current market environment. New positions were initiated in more than 15 companies, including Georgia-Pacific, The Gap, Iron Mountain, Delhaize,
R.H. Donnelly, Triton PCS and J.C. Penney. We increased the overall credit quality of the portfolio by buying BB-rated securities and decreasing positions in the telecommunications, wireless communications and manufacturing sectors. Positions in the energy, forest products, health care, chemical and utility sectors were increased during the period. At the end of the period, the Fund's main overweighted sectors included manufacturing, housing, diversified media and energy. Underweighted sectors included utilities, aerospace, consumer products and retail.

Looking Ahead
Despite the strong rally, high-yield spreads are still trading at more than 300 basis points wider than historical averages. Default rates are declining and we believe that there will be further declines in them over the next two years. New issuance over the past two years has been of higher credit quality than it was for the several preceding years. In addition, an extremely accommodative monetary policy and proposed tax cuts are helping to bolster investor confidence and could prompt a continuation of the recent positive trend in asset class flows. It is our belief that these factors could help the high-yield market over the period ahead.

We appreciate your ongoing support of Morgan Stanley High Yield Securities and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley High Yield Securities Inc.
FUND PERFORMANCE / / FEBRUARY 28, 2003

                                   AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED FEBRUARY 28, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         CLASS A SHARES*                                                   CLASS B SHARES**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                      (2.80)%(1)          (6.93)%(2)        1 Year                       (3.41)%(1)          (7.63)%(2)
 5 Years                    (14.07)%(1)         (14.81)%(2)        5 Years                     (14.55)%(1)         (14.72)%(2)
 10 Years                    (2.28)%(1)          (2.70)%(2)        Since Inception (07/28/97)  (12.34)%(1)         (12.41)%(2)

                         CLASS C SHARES+                                                   CLASS D SHARES++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                      (2.90)%(1)          (3.75)%(2)        1 Year                       (2.10)%(1)
 5 Years                    (14.57)%(1)         (14.57)%(2)        5 Years                     (13.88)%(1)
 Since Inception
  (07/28/97)                (12.34)%(1)         (12.34)%(2)        10 Years                     (2.05)%(1)

  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

  PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12b-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS.

  BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE          DATE       VALUE

--------------------------------------------------------------------------------------------------------

             Corporate Bonds (88.2%)
             ADVERTISING/MARKETING SERVICES (0.9%)
 $ 3,805     Interep National Radio Sales, Inc. (Series B).....      10.00 %      07/01/08  $  2,853,750
   2,330     RH Donnelley Financial Corp. -- 144A*.............      10.875       12/15/12     2,580,475
                                                                                            ------------
                                                                                               5,434,225
                                                                                            ------------
             AEROSPACE & DEFENSE (0.3%)
  10,610     Loral Space & Communications Ltd..................       9.50        01/15/06     1,909,800
                                                                                            ------------
             AIRLINES (0.3%)
   4,640     Air Canada Corp. (Canada) (a)(d)..................       10.25       03/15/11     1,670,400
                                                                                            ------------
             ALTERNATIVE POWER GENERATION (0.3%)
   4,250     Calpine Corp......................................       8.50        02/15/11     2,040,000
                                                                                            ------------
             APPAREL/FOOTWEAR RETAIL (0.3%)
   1,770     Gap, Inc. (The)...................................       8.80        12/15/08     2,000,100
                                                                                            ------------
             AUTO PARTS: O.E.M. (4.1%)
   1,815     ArvinMeritor, Inc.................................       8.75        03/01/12     1,923,900
   3,110     Collins & Aikman Products.........................       10.75       12/31/11     3,040,025
   4,280     Dana Corp.........................................       9.00        08/15/11     4,344,200
   3,170     Dura Operating Corp. (Series B)...................       8.625       04/15/12     3,106,600
   3,510     Intermet Corp.....................................       9.75        06/15/09     3,246,750
   2,020     Lear Corp. (Series B).............................       8.11        05/15/09     2,206,850
   3,290     Metaldyne Corp....................................       11.00       06/15/12     2,599,100
   3,840     TRW Automotive, Inc. -- 144A*.....................       9.375       02/15/13     3,916,800
                                                                                            ------------
                                                                                              24,384,225
                                                                                            ------------
             BROADCAST/MEDIA (1.2%)
  11,475     Tri-State Outdoor Media Group, Inc. (b)...........       11.00       05/15/08     7,458,750
                                                                                            ------------
             BROADCASTING (0.8%)
   4,325     Salem Communications Holdings Corp. (Series B)....       9.00        07/01/11     4,584,500
                                                                                            ------------
             BUILDING PRODUCTS (0.4%)
   1,705     Brand Services, Inc. -- 144A*.....................       12.00       10/15/12     1,845,662
     775     Nortek, Inc.......................................       9.25        03/15/07       795,344
                                                                                            ------------
                                                                                               2,641,006
                                                                                            ------------
             CABLE/SATELLITE TV (5.4%)
     680     Avalon Cable LLC..................................     11.875++      12/01/08       462,400
   2,725     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       6.875       02/23/09     2,884,960
   3,885     British Sky Broadcasting Group PLC (United
              Kingdom).........................................       8.20        07/15/09     4,342,754
  11,040     Callahan Nordrhein Westfalen (Germany) (a)(b).....       14.00       07/15/10       441,600
   3,540     Charter Communications Holdings, Inc..............      13.50++      01/15/11     1,141,650
   8,565     Charter Communications Holdings/Charter Capital...      11.75++      05/15/11     2,826,450

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

 $   915     CSC Holdings Inc..................................      9.875%       02/15/13  $    951,600
     510     CSC Holdings Inc..................................       10.50       05/15/16       544,425
   4,500     Directv Holdings/Finance -- 144A*.................       8.375       03/15/13     4,747,500
   5,780     Echostar DBS Corp.................................       9.125       01/15/09     6,184,600
     875     Echostar DBS Corp.................................       9.375       02/01/09       931,875
   5,552     Knology, Inc. -- 144A* (c)........................       12.00       11/30/09     3,608,800
     455     Pegagus Communications Corp. (Series B)...........       12.50       08/01/07       360,587
   1,040     Pegasus Communications Corp. (Series B)...........       9.75        12/01/06       803,400
     355     Renaissance Media Group LLC.......................      10.00++      04/15/08       312,400
   8,350     Telewest Communications PLC (United
              Kingdom) (a)(b)..................................       9.875       02/01/10     1,544,750
                                                                                            ------------
                                                                                              32,089,751
                                                                                            ------------
             CASINO/GAMING (3.3%)
  27,175     Aladdin Gaming Holdings/Capital Corp. LLC
              (Series B).......................................      13.50++      03/01/10       305,719
   1,715     Harrah's Operating Co., Inc.......................       7.875       12/15/05     1,807,181
   2,700     Harrah's Operating Co., Inc.......................       8.00        02/01/11     3,060,245
   5,455     Park Place Entertainment..........................       8.875       09/15/08     5,659,562
  27,637     Resort At Summerlin LP/Ras Co.
              (Series B) (a)(b)................................       13.00       12/15/07             0
   5,600     Station Casinos, Inc..............................       8.375       02/15/08     5,915,000
   2,940     Venetian Casino/LV Sands..........................       11.00       06/15/10     2,998,800
                                                                                            ------------
                                                                                              19,746,507
                                                                                            ------------
             CELLULAR TELEPHONE (0.3%)
   2,060     Dobson/Sygnet Communications......................       12.25       12/15/08     1,812,800
                                                                                            ------------
             CHEMICALS: MAJOR DIVERSIFIED (1.6%)
   3,671     Equistar Chemical.................................      10.125       09/01/08     3,322,255
   7,575     Huntsman ICI Chemicals............................      10.125       07/01/09     6,419,812
                                                                                            ------------
                                                                                               9,742,067
                                                                                            ------------
             CHEMICALS: SPECIALTY (3.5%)
   2,670     Acetex Corp. (Canada).............................      10.875       08/01/09     2,816,850
   2,530     Avecia Group PLC (United Kingdom).................       11.00       07/01/09     2,024,000
   1,785     FMC Corp. -- 144A*................................       10.25       11/01/09     1,901,025
     945     ISP Chemco -- 144A*...............................       10.25       07/01/11       996,975
   5,345     ISP Holdings Inc. (Series B)......................      10.625       12/15/09     5,104,475
   1,980     Lyondell Chemical Co. (Series B)..................       9.875       05/01/07     1,910,700
   1,840     Lyondell Chemical Co. (Series B)..................       9.50        12/15/08     1,711,200
   1,750     Millennium America, Inc...........................       7.00        11/15/06     1,723,750
   2,470     Millennium America, Inc...........................       9.25        06/15/08     2,605,850
                                                                                            ------------
                                                                                              20,794,825
                                                                                            ------------
             COMMERCIAL PRINTING/FORMS (1.3%)
   4,500     Mail-Well I Corp..................................       9.625       03/15/12     4,297,500

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

 $16,000     Premier Graphics Inc. (a)(b)......................      11.50 %      12/01/05  $          0
   2,330     Quebecor Media Inc. (Canada)......................      11.125       07/15/11     2,458,150
   1,015     Quebecor Media Inc. (Canada)......................      13.75++      07/15/11       710,500
                                                                                            ------------
                                                                                               7,466,150
                                                                                            ------------
             CONSUMER/BUSINESS SERVICES (2.6%)
  13,000     Comforce Operating, Inc...........................       12.00       12/01/07     5,915,000
   4,765     MDC Communication Corp. (Canada)..................       10.50       12/01/06     4,193,200
   6,280     Muzak LLC/Muzak Finance Corp......................       9.875       03/15/09     5,408,650
                                                                                            ------------
                                                                                              15,516,850
                                                                                            ------------
             CONTAINERS/PACKAGING (2.6%)
   4,630     Norampac Inc......................................       9.50        02/01/08     4,838,350
   5,015     Owens-Brockway Glass Con Inc. -- 144A*............       8.75        11/15/12     5,040,075
     260     Pliant Corp.......................................       13.00       06/01/10       213,200
   2,530     Pliant Corp.......................................       13.00       06/01/10     1,998,700
   2,515     Riverwood International Corp......................      10.625       08/01/07     2,577,875
     825     Riverwood International Corp......................      10.875       04/01/08       814,687
                                                                                            ------------
                                                                                              15,482,887
                                                                                            ------------
             DEPARTMENT STORES (0.7%)
     565     Penney (J.C.) Co., Inc............................       7.60        04/01/07       577,712
   1,650     Penney (J.C.) Co., Inc............................       8.00        03/01/10     1,683,000
   1,375     Penney (J.C.) Co., Inc............................       9.00        08/01/12     1,460,937
     495     Penney (J.C.) Co., Inc............................       6.875       10/15/15       443,025
                                                                                            ------------
                                                                                               4,164,674
                                                                                            ------------
             DIVERSIFIED MANUFACTURING (0.5%)
   2,980     Eagle-Picher Industries, Inc......................       9.375       03/01/08     2,235,000
   1,750     Jordan Industries, Inc. (Series B)................      10.375       08/01/07       877,187
                                                                                            ------------
                                                                                               3,112,187
                                                                                            ------------
             DRUGSTORE CHAINS (0.2%)
   2,000     Rite Aid Corp.....................................       6.875       08/15/13     1,480,000
                                                                                            ------------
             ELECTRIC UTILITIES (2.2%)
   2,770     AES Corp. (The)...................................       9.375       09/15/10     2,008,250
   1,145     AES Corp. (The)...................................       6.875       02/15/11       812,950
   1,435     Allegheny Energy, Inc.............................       7.75        08/01/05     1,406,300
     460     CMS Energy Corp...................................       7.50        01/15/09       381,800
   2,670     CMS Energy Corp...................................       8.50        04/15/11     2,216,100
   2,900     Monongahela Power Co..............................       5.00        10/01/06     2,847,727
   3,450     PSEG Energy Holdings..............................       8.625       02/15/08     3,346,500
                                                                                            ------------
                                                                                              13,019,627
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             ELECTRONIC COMPONENTS (0.7%)
 $    30     Flextronics International Ltd. (Series B)
              (Singapore)......................................      8.75 %       10/15/07  $     31,350
   3,850     Flextronics International Ltd. (Series B)
              (Singapore)......................................       9.875       07/01/10     4,196,500
                                                                                            ------------
                                                                                               4,227,850
                                                                                            ------------
             ELECTRONIC DISTRIBUTORS (0.9%)
   4,935     BRL Universal Equipment Corp......................       8.875       02/15/08     5,206,425
  26,000     CHS Electronics, Inc. (a)(b)......................       9.875       04/15/05       227,500
                                                                                            ------------
                                                                                               5,433,925
                                                                                            ------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
   9,315     High Voltage Engineering, Inc.....................       10.75       08/15/04     2,701,350
                                                                                            ------------
             ELECTRONICS/APPLIANCES (0.0%)
 108,875     International Semi-Tech Microelectronics, Inc.
              (Canada) (a)(b)..................................       11.50       08/15/03             0
                                                                                            ------------
             ENGINEERING & CONSTRUCTION (0.1%)
   2,600     Encompass Services Corp. (a)(b)...................       10.50       05/01/09        52,000
   8,215     Metromedia Fiber Network, Inc.
              (Series B) (a)(b)................................       10.00       12/15/09       246,450
                                                                                            ------------
                                                                                                 298,450
                                                                                            ------------
             ENVIRONMENTAL SERVICES (1.9%)
   6,875     Allied Waste North America, Inc. (Series B).......       10.00       08/01/09     6,978,125
     660     Waste Management, Inc.............................       7.00        10/15/06       727,802
   3,025     Waste Management, Inc. (Series A).................       7.375       08/01/10     3,442,840
                                                                                            ------------
                                                                                              11,148,767
                                                                                            ------------
             FOOD DISTRIBUTORS (0.9%)
   5,590     Volume Services America, Inc......................       11.25       03/01/09     5,478,200
                                                                                            ------------
             FOOD RETAIL (0.7%)
   4,380     Delhaize America, Inc.............................       8.125       04/15/11     4,259,550
                                                                                            ------------
             FOOD: MEAT/FISH/DAIRY (1.7%)
   3,595     Michael Foods Inc. (Series B).....................       11.75       04/01/11     4,062,350
     840     Pilgrim's Pride Corp..............................       9.625       09/15/11       793,800
   5,780     Smithfield Foods Inc..............................       7.625       02/15/08     5,512,675
                                                                                            ------------
                                                                                              10,368,825
                                                                                            ------------
             FOREST PRODUCTS (1.5%)
   1,375     Louisiana Pacific Corp............................      10.875       11/15/08     1,498,750
   1,250     Louisiana Pacific Corp............................       8.875       08/15/10     1,364,667
   5,500     Tembec Industries Inc. (Canada)...................       8.50        02/01/11     5,527,500
     700     Tembec Industries Inc. (Canada)...................       7.75        03/15/12       682,500
                                                                                            ------------
                                                                                               9,073,417
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             GAS DISTRIBUTORS (0.4%)
 $ 4,080     Dynegy Holdings, Inc..............................      6.875%       04/01/11  $  2,305,200
                                                                                            ------------
             HOME BUILDING (3.4%)
   2,975     KB HOME...........................................       7.75        02/01/10     3,019,625
   1,525     Meritage Corp. -- 144A*...........................       9.75        06/01/11     1,597,437
   4,090     Schuler Homes, Inc................................       9.375       07/15/09     4,376,300
   1,310     Tech Olympic USA, Inc.............................       9.00        07/01/10     1,283,800
   1,700     Tech Olympic USA, Inc. -- 144A*...................       9.00        07/01/10     1,666,000
   2,630     Tech Olympic USA, Inc.............................      10.375       07/01/12     2,564,250
   5,640     Toll Corp.........................................       8.25        02/01/11     5,950,200
                                                                                            ------------
                                                                                              20,457,612
                                                                                            ------------
             HOSPITAL/NURSING MANAGEMENT (2.2%)
     750     HCA, Inc..........................................       8.75        09/01/10       879,455
   3,600     HCA, Inc..........................................       7.875       02/01/11     4,023,230
     390     Manor Care, Inc...................................       7.50        06/15/06       402,449
   1,060     Manor Care, Inc...................................       8.00        03/01/08     1,113,000
   4,595     Tenet Healthcare Corp.............................       6.50        06/01/12     4,445,663
   1,985     Tenet Healthcare Corp.............................       7.375       02/01/13     1,999,888
                                                                                            ------------
                                                                                              12,863,685
                                                                                            ------------
             HOTELS/RESORTS/CRUISELINES (4.5%)
   2,085     Hilton Hotels Corp................................       7.95        04/15/07     2,105,850
   2,980     Hilton Hotels Corp................................       7.625       12/01/12     2,890,600
     725     HMH Properties, Inc...............................       8.45        12/01/08       681,500
   5,465     HMH Properties, Inc. (Series B)...................       7.875       08/01/08     5,082,450
   5,725     Horseshoe Gaming Holding Corp. (Series B).........       8.625       05/15/09     5,982,625
   4,505     Prime Hospitalty Corp. (Series B).................       8.375       05/01/12     3,941,875
     530     Starwood Hotels & Resorts Worldwide, Inc. --
              144A*............................................       7.375       05/01/07       519,400
   5,450     Starwood Hotels & Resorts Worldwide, Inc. --
              144A*............................................       7.875       05/01/12     5,368,250
                                                                                            ------------
                                                                                              26,572,550
                                                                                            ------------
             INDUSTRIAL CONGLOMERATES (0.5%)
   2,920     Tyco International Group S.A. (Luxembourg)........       6.75        02/15/11     2,759,400
                                                                                            ------------
             INDUSTRIAL MACHINERY (0.2%)
   1,111     Flowserve Corp....................................       12.25       08/15/10     1,227,655
                                                                                            ------------
             INDUSTRIAL SPECIALTIES (2.8%)
   4,065     Cabot Safety Corp.................................       12.50       07/15/05     4,100,569
   6,243     International Wire Group, Inc.....................       11.75       06/01/05     4,307,670
   2,735     Johnsondiversy, Inc...............................       9.625       05/15/12     2,912,775
   1,271     Tekni-Plex Inc. (Series B)........................       12.75       06/15/10     1,137,545

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

 $ 1,700     Tekni-Plex Inc. -- 144A*..........................      12.75 %      06/15/10  $  1,521,500
   3,760     UCAR Finance, Inc.................................       10.25       02/15/12     3,008,000
                                                                                            ------------
                                                                                              16,988,059
                                                                                            ------------
             INTERNET SOFTWARE/SERVICES (0.3%)
   7,298     Exodus Communications, Inc. (a)(b)................      11.625       07/15/10       437,872
   1,268     Globix Corp. -- 144A*.............................      11.00+       05/01/08       887,417
   6,830     PSINet, Inc. (a)(b)...............................       10.50       12/01/06       341,515
   7,212     PSINet, Inc. (a)(b)...............................       11.00       08/01/09       360,588
                                                                                            ------------
                                                                                               2,027,392
                                                                                            ------------
             INVESTMENT MANAGERS (0.8%)
   4,550     MDP Acquisitions PLC -- 144A* (Ireland)...........       9.625       10/01/12     4,709,250
                                                                                            ------------
             MANAGED HEALTH CARE (1.5%)
   4,440     Aetna, Inc........................................       7.875       03/01/11     5,192,487
   3,070     Health Net, Inc...................................       8.375       04/15/11     3,551,781
                                                                                            ------------
                                                                                               8,744,268
                                                                                            ------------
             MEDIA CONGLOMERATES (1.1%)
   1,360     AOL Time Warner Inc...............................       6.875       05/01/12     1,434,229
   4,815     Nextmedia Operating, Inc..........................       10.75       07/01/11     5,176,125
                                                                                            ------------
                                                                                               6,610,354
                                                                                            ------------
             MEDICAL DISTRIBUTORS (0.9%)
   4,885     AmerisourceBergen Corp............................       8.125       09/01/08     5,275,800
     220     AmerisourceBergen Corp. -- 144A*..................       7.25        11/15/12       228,800
                                                                                            ------------
                                                                                               5,504,600
                                                                                            ------------
             MEDICAL/NURSING SERVICES (0.9%)
   5,075     Fresenius Medical Care Capital Trust..............       7.875       06/15/11     5,075,000
                                                                                            ------------
             METAL FABRICATIONS (0.7%)
   3,970     Trimas Corp. -- 144A*.............................       9.875       06/15/12     3,870,750
      40     Trimas Corp. -- 144A*.............................       9.875       06/15/12        39,000
                                                                                            ------------
                                                                                               3,909,750
                                                                                            ------------
             MISCELLANEOUS COMMERCIAL SERVICES (0.8%)
   3,285     Iron Mountain Inc.................................       8.625       04/01/13     3,465,675
   1,010     Iron Mountain Inc.................................       7.75        01/15/15     1,022,625
                                                                                            ------------
                                                                                               4,488,300
                                                                                            ------------
             MOVIES/ENTERTAINMENT (1.5%)
   4,850     Alliance Atlantis Communications, Inc. (Canada)...       13.00       12/15/09     5,456,250

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

 $   480     Cinemark USA, Inc. -- 144A*.......................      9.00 %       02/01/13  $    496,800
   3,580     Six Flags, Inc....................................       8.875       02/01/10     3,222,000
                                                                                            ------------
                                                                                               9,175,050
                                                                                            ------------
             OFFICE EQUIPMENT/SUPPLIES (0.0%)
  28,900     Mosler, Inc. (a)(b)...............................       11.00       04/15/03             0
                                                                                            ------------
             OIL & GAS PIPELINES (1.0%)
   4,140     El Paso Energy Partners, L.P. -- 144A*............      10.625       12/01/12     4,409,100
     730     Northwest Pipelines Corp. -- 144A*................       8.125       03/01/10       748,250
     715     Transcontinental Gas Pipe Line Corp...............       8.875       07/15/12       743,600
                                                                                            ------------
                                                                                               5,900,950
                                                                                            ------------
             OIL & GAS PRODUCTION (3.0%)
   6,195     Chesapeake Energy Corp............................       8.125       04/01/11     6,473,775
   2,155     Magnum Hunter Resources, Inc......................       9.60        03/15/12     2,284,300
   2,685     Stone Energy Corp.................................       8.25        12/15/11     2,785,688
   5,770     Vintage Petroleum, Inc............................       7.875       05/15/11     5,712,300
     720     Westport Resources Corp. -- 144A*.................       8.25        11/01/11       757,800
                                                                                            ------------
                                                                                              18,013,863
                                                                                            ------------
             OIL REFINING/MARKETING (2.0%)
   1,590     CITGO Petroleum Corp. -- 144A*....................      11.375       02/01/11     1,597,950
   4,970     Husky Oil Ltd.....................................       8.90        08/15/28     5,593,984
   5,975     Tesoro Petroleum Corp.............................       9.625       04/01/12     4,839,750
                                                                                            ------------
                                                                                              12,031,684
                                                                                            ------------
             OILFIELD SERVICES/EQUIPMENT (0.8%)
   2,840     Hanover Equipment Trust -- 144A*..................       8.50        09/01/08     2,719,300
   2,125     Hanover Equipment Trust -- 144A*..................       8.75        09/01/11     2,013,438
                                                                                            ------------
                                                                                               4,732,738
                                                                                            ------------
             OTHER METALS/MINERALS (0.8%)
   3,750     Murrin Murrin Holdings Property Ltd.
              (Australia) (b)..................................       9.375       08/31/07       984,375
   3,635     Phelps Dodge Corp.................................       8.75        06/01/11     3,956,363
                                                                                            ------------
                                                                                               4,940,738
                                                                                            ------------
             PUBLISHING: BOOKS/MAGAZINES (1.2%)
   1,665     Houghton Mifflin Co. -- 144A*.....................       8.25        02/01/11     1,731,600
   1,470     Houghton Mifflin Co. -- 144A*.....................       9.875       02/01/13     1,543,500
   4,050     PRIMEDIA, Inc.....................................       8.875       05/15/11     3,867,750
                                                                                            ------------
                                                                                               7,142,850
                                                                                            ------------
             PUBLISHING: NEWSPAPERS (0.8%)
   5,097     Hollinger Participation Trust- 144A* (Canada).....      12.125+      11/15/10     4,969,249
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             PULP & PAPER (1.6%)
 $ 3,550     Georgia-Pacific Corp. -- 144A*....................      8.875%       02/01/10  $  3,532,250
   5,785     Norske Skog Canada Ltd. (Canada)..................       8.625       06/15/11     5,929,625
                                                                                            ------------
                                                                                               9,461,875
                                                                                            ------------
             REAL ESTATE DEVELOPMENT (0.9%)
   5,535     CB Richard Ellis Services, Inc....................       11.25       06/15/11     5,147,550
                                                                                            ------------
             REAL ESTATE INVESTMENT TRUSTS (0.6%)
   3,365     Ister Financial Inc...............................       8.75        08/15/08     3,624,788
                                                                                            ------------
             RECREATIONAL PRODUCTS (1.0%)
   5,030     International Game Technology.....................       8.375       05/15/09     5,910,441
                                                                                            ------------
             RESTAURANTS (0.0%)
 176,572     American Restaurant Group Holdings, Inc. --
              144A* (c)........................................       0.00        12/15/05             0
                                                                                            ------------
             SEMICONDUCTORS (0.5%)
     120     Fairchild Semiconductors Corp.....................      10.375       10/01/07       126,300
   2,470     Fairchild Semiconductors Corp.....................       10.50       02/01/09     2,754,050
                                                                                            ------------
                                                                                               2,880,350
                                                                                            ------------
             SERVICES TO THE HEALTH INDUSTRY (1.4%)
   2,340     Anthem Insurance -- 144A*.........................       9.125       04/01/10     2,866,460
   1,420     Healthsouth Corp..................................       7.625       06/01/12     1,157,300
   4,005     Omnicare, Inc. (Series B).........................       8.125       03/15/11     4,295,363
                                                                                            ------------
                                                                                               8,319,123
                                                                                            ------------
             SPECIALTY STORES (0.8%)
   3,410     Autonation, Inc...................................       9.00        08/01/08     3,546,400
     910     Sonic Automotive, Inc.............................       11.00       08/01/08       955,500
                                                                                            ------------
                                                                                               4,501,900
                                                                                            ------------
             SPECIALTY TELECOMMUNICATIONS (0.9%)
   1,495     American Tower Escrow -- 144A*....................       0.00        08/01/08       919,425
  17,500     Birch Telecom Inc. (b)............................       14.00       06/15/08         1,750
  16,170     DTI Holdings, Inc. (Series B) (a)(d)..............      12.50++      03/01/08         1,617
   6,565     Global Crossing Holdings, Ltd.
              (Bermuda) (a)(b).................................       8.70        08/01/07       180,538
   4,115     Global Crossing Holdings, Ltd.
              (Bermuda) (a)(b).................................       9.50        11/15/09       113,163
     260     Primus Telecommunications Group, Inc.
              (Series B).......................................       9.875       05/15/08       193,700
   2,565     Primus Telecommunications Group, Inc..............       12.75       10/15/09     2,077,650
  36,560     World Access, Inc. (a)(b)(c)......................       13.25       01/15/08     1,645,200
  12,900     Worldwide Fiber, Inc. (Canada) (a)(b).............       12.00       08/01/09         1,290
                                                                                            ------------
                                                                                               5,134,333
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             STEEL (0.5%)
 $ 2,810     Oregon Steel Mills, Inc...........................      10.00 %      07/15/09  $  2,718,675
                                                                                            ------------
             TELECOMMUNICATION EQUIPMENT (0.7%)
   6,485     SBA Communications Corp...........................      12.00++      03/01/08     4,409,800
                                                                                            ------------
             TELECOMMUNICATIONS (0.6%)
  68,575     e. Spire Communications, Inc. (a)(b)..............       13.75       07/15/07         6,858
  20,864     Focal Communications, Corp. (Series B) (a)(d).....      12.125       02/15/08     1,043,200
  29,134     Rhythms Netconnections, Inc. (a)(b)...............       12.75       04/15/09             0
   4,401     Rhythms Netconnections, Inc. (a)(b)...............       14.00       02/15/10             0
  13,642     Rhythms Netconnections, Inc.
              (Series B) (a)(d)................................      13.50++      05/15/08             0
  15,250     Startec Global Communications Corp. (a)(b)........       12.00       05/15/08         1,525
   2,205     WorldCom, Inc. (a)(b).............................       7.50        05/15/11       487,856
   3,198     WorldCom, Inc. (a)(b).............................       6.95        08/15/28       707,558
   7,100     WorldCom, Inc. (a)(b).............................       8.25        05/15/31     1,570,875
                                                                                            ------------
                                                                                               3,817,872
                                                                                            ------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (1.8%)
   5,260     J.B. Poindexter & Co., Inc........................       12.50       05/15/04     4,208,000
   4,225     Manitowoc Inc. (The)..............................       10.50       08/01/12     4,394,000
   2,115     NMHG Holding Co...................................       10.00       05/15/09     2,199,600
                                                                                            ------------
                                                                                              10,801,600
                                                                                            ------------
             WHOLESALE DISTRIBUTORS (1.6%)
   4,485     Burhmann US, Inc..................................       12.25       11/01/09     4,171,050
   2,270     Fisher Scientific International, Inc. -- 144A*....       8.125       05/01/12     2,400,525
   2,865     Fisher Scientific International, Inc..............       7.125       12/15/05     2,929,463
                                                                                            ------------
                                                                                               9,501,038
                                                                                            ------------
             WIRELESS TELECOMMUNICATIONS (1.6%)
   5,630     American Cellular Corp............................       9.50        10/15/09     1,069,700
  87,300     CellNet Data Systems, Inc. (a)(d).................       14.00       10/01/07             0
   6,000     Nextel Communications Inc.........................       9.375       11/15/09     6,030,000
   2,730     Triton PCS, Inc...................................       8.75        11/15/11     2,218,125
                                                                                            ------------
                                                                                               9,317,825
                                                                                            ------------
             Total Corporate Bonds
              (COST $1,164,380,429).......................................................   526,239,032
                                                                                            ------------
             Convertible Bonds (0.5%)
             ELECTRONIC COMPONENTS (0.5%)
   5,605     Solectron Corp....................................       0.00        11/20/20     2,998,675
                                                                                            ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                            COUPON       MATURITY
THOUSANDS                                                             RATE         DATE        VALUE

--------------------------------------------------------------------------------------------------------

             HOTELS/RESORTS/CRUISELINES (0.0%)
 $ 1,643     Premier Cruises Ltd. -- 144A* (a)(d)..............      10.00+%      08/15/05  $          0
                                                                                            ------------
             Total Convertible Bonds
              (COST $4,912,390)...........................................................     2,998,675
                                                                                            ------------

NUMBER OF
 SHARES
---------

             Common Stocks (d) (2.7%)
             AEROSPACE & DEFENSE (0.1%)
  45,973     Orbital Sciences Corp. (c)........................      263,423
                                                                 -----------
             APPAREL/FOOTWEAR RETAIL (0.0%)
5,421,101    County Seat Stores Corp...........................            0
                                                                 -----------
             CASINO/GAMING (0.0%)
 212,312     Fitzgerald Gaming Corp. **........................            0
                                                                 -----------
             CONSUMER/BUSINESS SERVICES (0.9%)
 292,845     Anacomp, Inc. (Class A) (c).......................    5,600,661
                                                                 -----------
             ENTERTAINMENT & LEISURE (0.0%)
  15,308     AMF Bowling Worldwide, Inc. (c)...................      290,852
                                                                 -----------
             FOOD: SPECIALTY/CANDY (0.0%)
  13,317     SFAC New Holdings Inc. (c)........................            0
   2,447     SFAC New Holdings Inc. (c)........................            0
1,069,725    Specialty Foods Acquisition Corp. -- 144A* (c)....            0
                                                                 -----------
                                                                           0
                                                                 -----------
             HOTELS/RESORTS/CRUISELINES (0.0%)
 981,277     Premier Holdings Inc..............................            0
 781,421     Vagabond Inns, Inc. (Class D) (a).................            0
                                                                 -----------
                                                                           0
                                                                 -----------
             INTERNET SOFTWARE/SERVICES (0.3%)
 825,693     Globix Corp. (c)..................................    2,064,232
                                                                 -----------
             MEDICAL SPECIALTIES (0.1%)
  57,963     MEDIQ, Inc. (c)...................................      314,739
                                                                 -----------
             MEDICAL/NURSING SERVICES (0.0%)
1,754,896    Raintree Healthcare Corp. (c).....................            0
                                                                 -----------
             MOTOR VEHICLES (0.0%)
     913     Northern Holdings Industrial Corp.* (c)...........            0
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                            VALUE

----------------------------------------------------------------------------

             RESTAURANTS (0.5%)
  64,807     American Restaurant Group Holdings, Inc. --
              144A*............................................  $         0
 787,160     FRD Acquisition Co. (c)...........................    3,148,640
                                                                 -----------
                                                                   3,148,640
                                                                 -----------
             SPECIALTY TELECOMMUNICATIONS (0.2%)
2,374,606    Mpower Holding Corp. (c)..........................      486,794
1,448,200    PFB Telecom NV (Series B) (c).....................            0
 264,189     Song Networks Holding AB (ADR) (Sweden) (c).......        3,963
  43,889     Versatel Telecom International NV (ADR)
              (Netherlands) (c)................................      301,079
 331,128     Viatel Holdings Bermuda Ltd. (c)..................            0
 113,115     World Access, Inc. (c)............................           34
  25,075     XO Communications, Inc. (c).......................       73,971
                                                                 -----------
                                                                     865,841
                                                                 -----------
             TELECOMMUNICATIONS (0.1%)
 708,182     Covad Communications Group, Inc. (c)..............      439,073
                                                                 -----------
             TEXTILES (0.0%)
2,389,334    U.S. Leather, Inc. (c)............................            0
                                                                 -----------
             WIRELESS TELECOMMUNICATIONS (0.5%)
 381,789     Arch Wireless, Inc. (c)...........................      801,757
 580,766     Motient Corp. (c).................................    2,119,796
 315,021     Vast Solutions, Inc. (Class B1) (c)...............            0
 315,021     Vast Solutions, Inc. (Class B2) (c)...............            0
 315,021     Vast Solutions, Inc. (Class B3) (c)...............            0
                                                                 -----------
                                                                   2,921,553
                                                                 -----------
             Total Common Stocks
              (COST $381,419,754)..............................   15,909,014
                                                                 -----------
             Preferred Stocks (2.9%)
             BROADCASTING (0.6%)
     491     Paxson Communications Corp.+......................    3,338,868
                                                                 -----------
             CABLE/SATELLITE TV (0.0%)
 384,629     Knology Holdings, Inc. -- 144A* (c)...............        3,846
                                                                 -----------
             CELLULAR TELEPHONE (1.2%)
   3,870     Dobson Communications Corp.+......................    2,554,200
   4,279     Nextel Communications, Inc. (Series D)+...........    4,471,910
                                                                 -----------
                                                                   7,026,110
                                                                 -----------
             ELECTRIC UTILITIES (0.8%)
   6,316     TNP Enterprises, Inc. (Series D)+.................    4,737,000
                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                            VALUE

----------------------------------------------------------------------------

             RESTAURANTS (0.2%)
   8,297     American Restaurant Group Holdings, Inc.
              (Series B).......................................  $         0
   1,337     FRD Acquisition Co. (Units)++.....................    1,337,000
                                                                 -----------
                                                                   1,337,000
                                                                 -----------
             SPECIALTY TELECOMMUNICATIONS (0.1%)
   8,264     Broadwing Communications, Inc. (Series B).........      516,500
       5     Crown Castle International Corp.+.................        3,407
   1,915     Intermedia Communications, Inc. (Series B)+.......      215,484
  53,058     McLeodUSA, Inc. (Series A) $0.44 (Conv.)..........      178,275
 202,840     XO Communications, Inc............................        2,028
                                                                 -----------
                                                                     915,694
                                                                 -----------
             Total Preferred Stocks
              (COST $44,099,600)...............................   17,358,518
                                                                 -----------

NUMBER OF                                                        EXPIRATION
WARRANTS                                                            DATE
---------                                                        ----------

             Warrants (d) (0.1%)
             AEROSPACE & DEFENSE (0.0%)
  22,500     Sabreliner Corp. -- 144A* ........................  04/15/03..            0
                                                                             -----------
             BROADCASTING (0.0%)
   6,410     XM Satellite Radio Holdings, Inc. -- 144A* .......  03/15/10..          641
                                                                             -----------
             CASINO/GAMING (0.0%)
 319,500     Aladdin Gaming Enterprices, Inc. -- 144A* ........  03/01/10..            0
  23,000     Resort At Summerlin LP -- 144A* ..................  12/15/07..            0
                                                                             -----------
                                                                                       0
                                                                             -----------
             ELECTRIC UTILITIES (0.0%)
   1,850     TNP Enterprises, Inc. -- 144A* ...................  04/01/11..       37,000
                                                                             -----------
             ENTERTAINMENT & LEISURE (0.1%)
  35,191     AMF Bowling Worldwide, Inc. (Series B) (c) .......  03/09/09..      175,955
  36,019     AMF Bowling Worldwide, Inc.(Series A) (c) ........  03/09/09..      216,114
                                                                             -----------
                                                                                 392,069
                                                                             -----------
             INTERNET SOFTWARE/SERVICES (0.0%)
  56,800     Verado Holdings, Inc. -- 144A* ...................  04/15/08..            0
                                                                             -----------
             RESTAURANTS (0.0%)
   4,500     American Restaurant Group Holdings, Inc. --
              144A* ...........................................  08/15/08..            0
 334,250     FRD Acquisition Co. (c) ..........................  07/10/12..            0
                                                                             -----------
                                                                                       0
                                                                             -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
PORTFOLIO OF INVESTMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

NUMBER OF                                                        EXPIRATION
WARRANTS                                                           DATE        VALUE

----------------------------------------------------------------------------------------

             SPECIALTY TELECOMMUNICATIONS (0.0%)
  17,500     Birch Telecom Inc. ...............................  06/15/08..  $         0
 117,571     McLeodUSA, Inc. ..................................  04/16/07..       25,866
                                                                             -----------
                                                                                  25,866
                                                                             -----------
             TELECOMMUNICATIONS (0.0%)
  13,250     Startec Global Communications Corp. -- 144A* .....  05/15/08..            0
                                                                             -----------
             Total Warrants
              (COST $2,575,534)............................................      455,576
                                                                             -----------

PRINCIPAL
AMOUNT IN                                                        COUPON  MATURITY
THOUSANDS                                                         RATE     DATE
---------                                                        ------  --------

             Short-Term Investment (3.9%)
             Repurchase Agreement
 $23,274     Joint repurchase agreement account (dated
             02/28/03; proceeds $23,276,638) (e)
             (COST $23,274,000)................................  1.36%   03/03/03    23,274,000
                                                                                   ------------

           Total Investments
            (COST $1,620,661,707) (f)........................       98.3%      586,234,815
           Other Assets in Excess of Liabilities.............        1.7        10,023,549
                                                                   -----      ------------
           Net Assets........................................      100.0%     $596,258,364
                                                                   =====      ============

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
  *   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 **   RESALE IS RESTRICTED, ACQUIRED 12/22/98 AT A COST BASIS OF $957,527.
  +   PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCKS WITH ATTACHED WARRANTS.
 (a)  ISSUER IN BANKRUPTCY.
 (b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (c)  ACQUIRED THROUGH EXCHANGE OFFER.
 (d)  NON-INCOME PRODUCING SECURITIES.
 (e)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (f) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $22,798,910 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,057,225,802, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,034,426,892.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
FEBRUARY 28, 2003 (UNAUDITED)

Assets:
Investments in securities, at value (cost
 $1,620,661,707)..................................  $  586,234,815
Receivable for:
  Interest........................................      11,796,800
  Investments sold................................       1,920,470
  Capital stock sold..............................       1,719,385
Prepaid expenses and other assets.................         119,454
                                                    --------------
    Total Assets..................................     601,790,924
                                                    --------------
Liabilities:
Payable for:
  Investments purchased...........................       3,632,524
  Capital stock redeemed..........................         903,295
  Distribution fee................................         241,152
  Investment management fee.......................         220,820
Accrued expenses and other payables...............         534,769
                                                    --------------
    Total Liabilities.............................       5,532,560
                                                    --------------
    Net Assets....................................  $  596,258,364
                                                    ==============
Composition of Net Assets:
Paid-in-capital...................................  $3,078,154,455
Net unrealized depreciation.......................  (1,034,426,892)
Dividends in excess of net investment income......     (11,034,410)
Accumulated net realized loss.....................  (1,436,434,789)
                                                    --------------
    Net Assets....................................  $  596,258,364
                                                    ==============
Class A Shares:
Net Assets........................................     $29,697,359
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      19,054,610
    Net Asset Value Per Share.....................  $         1.56
                                                    ==============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 4.44% OF NET ASSET
     VALUE).......................................  $         1.63
                                                    ==============
Class B Shares:
Net Assets........................................    $372,233,376
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     239,799,964
    Net Asset Value Per Share.....................  $         1.55
                                                    ==============
Class C Shares:
Net Assets........................................     $37,517,404
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................      24,120,829
    Net Asset Value Per Share.....................  $         1.56
                                                    ==============
Class D Shares:
Net Assets........................................    $156,810,225
Shares Outstanding (500,000,000 AUTHORIZED, $.01
 PAR VALUE).......................................     100,493,160
    Net Asset Value Per Share.....................  $         1.56
                                                    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Operations
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2003 (UNAUDITED)

Net Investment Income:
Income
Interest..........................................  $ 44,740,771
Dividends.........................................       354,660
                                                    ------------
    Total Income..................................    45,095,431
                                                    ------------
Expenses
Distribution fee (Class A shares).................        19,489
Distribution fee (Class B shares).................     1,333,653
Distribution fee (Class C shares).................       144,497
Investment management fee.........................     1,311,061
Transfer agent fees and expenses..................       699,800
Professional fees.................................       137,644
Shareholder reports and notices...................        51,545
Registration fees.................................        33,905
Custodian fees....................................        16,898
Directors' fees and expenses......................         9,761
Other.............................................         8,038
                                                    ------------
    Total Expenses................................     3,766,291
                                                    ------------
    Net Investment Income.........................    41,329,140
                                                    ------------

Net Realized and Unrealized Gain (Loss):
Net realized loss.................................  (541,041,168)
Net change in unrealized depreciation.............   537,393,106
                                                    ------------
    Net Loss......................................    (3,648,062)
                                                    ------------
Net Decrease......................................  $ 37,681,078
                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                             FOR THE SIX      FOR THE YEAR
                                            MONTHS ENDED          ENDED
                                          FEBRUARY 28, 2003  AUGUST 31, 2002
                                          -----------------  ---------------
                                             (UNAUDITED)
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................    $  41,329,140     $  90,450,964
Net realized loss.......................     (541,041,168)     (375,136,573)
Net change in unrealized depreciation...      537,393,106       111,513,872
                                            -------------     -------------

    Net Decrease........................       37,681,078      (173,171,737)
                                            -------------     -------------

Dividends and Distributions to
 Shareholders from:
Net Investment Income
  Class A shares........................       (1,804,521)       (3,878,089)
  Class B shares........................      (23,041,566)      (69,129,555)
  Class C shares........................       (2,185,236)       (5,647,596)
  Class D shares........................       (7,926,459)      (16,092,318)

Paid-in-Capital
  Class A shares........................               --          (425,216)
  Class B shares........................               --        (7,579,753)
  Class C shares........................               --          (619,234)
  Class D shares........................               --        (1,764,452)
                                            -------------     -------------

      Total Dividends and
       Distributions....................      (34,957,782)     (105,136,213)
                                            -------------     -------------

Net increase (decrease) from capital
 stock transactions.....................       77,842,909       (94,605,170)
                                            -------------     -------------

    Net Increase (Decrease).............       80,566,205      (372,913,120)

Net Assets:
Beginning of period.....................      515,692,159       888,605,279
                                            -------------     -------------

End of Period
 (Including dividends in excess of net
 investment income of $11,034,410
 and $17,405,768, respectively).........    $ 596,258,364     $ 515,692,159
                                            =============     =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund's primary investment objective is to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) all portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the following annual rates to the net assets of the

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.325% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.30% to the portion of daily net assets exceeding $3 billion.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $59,994,265 at February 28, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended February 28, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.14% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended
February 28, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

of $424,366 and $6,272, respectively and received $137,255 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2003, aggregated $146,117,640 and $159,958,522, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 2003, the Fund had transfer agent fees and expenses payable of approximately $6,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,573. At February 28, 2003, the Fund had an accrued pension liability of $56,264 which is included in accrued expenses in the Statement of Assets and Liabilities.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions with such companies during the six months ended February 28, 2003 were as follows:

ISSUER                          PURCHASES     SALES     INCOME      VALUE
------                          ---------  -----------  -------  -----------
Anacomp Inc. -- Class A.......    --       $3,784,829     --     $5,600,661
FRD Acquisition Co............    --           --         --      3,148,640

5. Federal Income Tax Status
At August 31, 2002, the Fund had a net capital loss carryover of approximately $530,730,000, which may be used to offset future capital gains to the extent provided by regulations, which is available through August 31 in the following years:

                          AMOUNT IN THOUSANDS
-----------------------------------------------------------------------
 2003     2004     2005     2006     2007     2008     2009      2010
-------  -------  -------  -------  -------  -------  -------  --------
$50,599  $23,296  $39,319  $12,603  $24,919  $69,857  $89,299  $220,838
=======  =======  =======  =======  =======  =======  =======  ========

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $363,679,000 during fiscal 2002.

At August 31, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales, book amortization of discounts on debt securities, and interest and amortization of discounts on bonds in default.

6. Capital Stock
Transactions in capital stock were as follows:

                                       FOR THE SIX                FOR THE YEAR
                                      MONTHS ENDED                    ENDED
                                    FEBRUARY 28, 2003            AUGUST 31, 2002
                                -------------------------  ---------------------------
                                       (UNAUDITED)
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  ------------  ------------  -------------
CLASS A SHARES
Sold..........................   10,287,902  $ 15,891,641    10,201,614  $  20,177,481
Reinvestment of dividends and
 distributions................      610,579       927,639     1,119,515      2,083,474
Redeemed......................   (7,213,341)  (11,088,549)  (11,782,958)   (23,700,021)
                                -----------  ------------  ------------  -------------
Net increase (decrease) --
 Class A......................    3,685,140     5,730,731      (461,829)    (1,439,066)
                                -----------  ------------  ------------  -------------
CLASS B SHARES
Sold..........................   28,771,620    43,966,217    39,306,397     74,811,260
Reinvestment of dividends and
 distributions................    5,771,902     8,717,653    14,993,853     27,953,825
Redeemed......................  (34,736,351)  (52,713,400) (101,220,067)  (190,557,689)
                                -----------  ------------  ------------  -------------
Net decrease -- Class B.......     (192,829)      (29,530)  (46,919,817)   (87,792,604)
                                -----------  ------------  ------------  -------------
CLASS C SHARES
Sold..........................    5,119,525     7,848,238     7,565,119     14,251,142
Reinvestment of dividends and
 distributions................      675,771     1,020,749     1,601,530      2,981,218
Redeemed......................   (3,588,010)   (5,458,198)   (8,724,288)   (16,164,050)
                                -----------  ------------  ------------  -------------
Net increase -- Class C.......    2,207,286     3,410,789       442,361      1,068,310
                                -----------  ------------  ------------  -------------
CLASS D SHARES
Sold..........................   12,504,977    19,212,390    13,842,546     25,568,899
Reinvestment of dividends and
 distributions................    2,713,688     4,118,535     6,026,961     11,290,465
Shares issued in connection
 with the acquisition of the
 Morgan Stanley High Income
 Advantage Trusts (See
 Note 7)......................   45,732,222    70,059,951       --            --
Redeemed......................  (16,129,451)  (24,659,957)  (23,300,211)   (43,301,174)
                                -----------  ------------  ------------  -------------
Net increase (decrease) --
 Class D......................   44,821,436    68,730,919    (3,430,704)    (6,441,810)
                                -----------  ------------  ------------  -------------
Net increase (decrease) in
 Fund.........................   50,521,033  $ 77,842,909   (50,369,989) $ (94,605,170)
                                ===========  ============  ============  =============

Morgan Stanley High Yield Securities Inc.
NOTES TO FINANCIAL STATEMENTS / / FEBRUARY 28, 2003 (UNAUDITED) CONTINUED

7. Fund Acquisitions -- Morgan Stanley High Income Advantage Trusts
On December 16, 2002, the Fund acquired all the net assets of Morgan Stanley High Income Advantage Trust ("HIAT"), Morgan Stanley High Income Advantage
Trust II ("HIAT II") and Morgan Stanley High Income Advantage Trust III
("HIAT III") based on the respective valuations as of the close of business on December 13, 2002, pursuant to three reorganization plans approved by the shareholders of HIAT, HIAT II, and HIAT III on December 10, 2002. The acquisition was accomplished by a tax-free exchange of 16,043,676 Class D shares of the Fund at a net asset value of $1.53 per share for 29,935,152 shares of HIAT; 21,167,160 Class D shares of the Fund at a net asset value of $1.53 per share for 35,201,907 shares of HIAT II; and 8,521,386 Class D shares of the Fund at a net asset value of $1.53 per share for 12,782,079 shares of HIAT III . The net assets of the Fund and HIAT, HIAT II, and HIAT III immediately before the acquisition were $504,383,912, $24,638,052, $32,445,236, and $12,976,663,
respectively, including unrealized depreciation of $79,253,432, $102,673,033, and $38,211,086 for HIAT, HIAT II, and HIAT III, respectively. Immediately after the acquisition, the combined net assets of the Fund amounted to $574,443,863.

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                              FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     -----------------------------------------------------------------------------------
                           FEBRUARY 28, 2003       2002             2001             2000             1999             1998
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class A Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....        $ 1.55            $ 2.32           $ 4.35           $ 5.51           $ 6.16           $ 6.82
                                 ------            ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............          0.12              0.26             0.47             0.69             0.72             0.76
  Net realized and
   unrealized loss.......         (0.01)            (0.73)           (1.99)           (1.13)           (0.63)           (0.71)
                                 ------            ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...          0.11             (0.47)           (1.52)           (0.44)            0.09             0.05
                                 ------            ------           ------           ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................         (0.10)            (0.27)           (0.51)           (0.72)           (0.74)           (0.71)
  Paid-in-capital........       -                   (0.03)          -                -                -                -
                                 ------            ------           ------           ------           ------           ------
Total dividends and
 distributions...........         (0.10)            (0.30)           (0.51)           (0.72)           (0.74)           (0.71)
                                 ------            ------           ------           ------           ------           ------

Net asset value, end of
 period..................        $ 1.56            $ 1.55           $ 2.32           $ 4.35           $ 5.51           $ 6.16
                                 ======            ======           ======           ======           ======           ======

Total Return+............          7.60%(1)        (21.70)%         (37.05)%          (8.88)%           1.47%            0.40%

Ratios to Average Net
 Assets(3):
Expenses.................          1.00%(2)          0.99 %           0.77 %           0.70 %           0.68%            0.75%
Net investment income....         16.01%(2)         13.76 %          15.17 %          13.62 %          12.42%           11.30%
Supplemental Data:
Net assets, end of
 period, in thousands....       $29,697           $23,879          $36,762          $57,273          $68,667          $30,678
Portfolio turnover
 rate....................            29%(1)            39 %             49 %             20 %             36%              66%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     -----------------------------------------------------------------------------------
                           FEBRUARY 28, 2003       2002             2001             2000             1999             1998
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $ 1.55           $ 2.32           $ 4.34            $ 5.50           $ 6.15           $ 6.82
                                  ------           ------           ------            ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............           0.12             0.25             0.46              0.66             0.69             0.73
  Net realized and
   unrealized loss.......          (0.02)           (0.73)           (1.99)            (1.13)           (0.64)           (0.72)
                                  ------           ------           ------            ------           ------           ------
Total income (loss) from
 investment operations...           0.10            (0.48)           (1.53)            (0.47)            0.05             0.01
                                  ------           ------           ------            ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................          (0.10)           (0.26)           (0.49)            (0.69)           (0.70)           (0.68)
  Paid-in-capital........        -                  (0.03)          -                -                -                -
                                  ------           ------           ------            ------           ------           ------
Total dividends and
 distributions...........          (0.10)           (0.29)           (0.49)            (0.69)           (0.70)           (0.68)
                                  ------           ------           ------            ------           ------           ------

Net asset value, end of
 period..................         $ 1.55           $ 1.55           $ 2.32            $ 4.34           $ 5.50           $ 6.15
                                  ======           ======           ======            ======           ======           ======

Total Return+............           6.67%(1)       (22.00)%         (37.27)%           (9.39)%           0.92%           (0.23)%

Ratios to Average Net
 Assets(3):
Expenses.................           1.61%(2)         1.56 %           1.37 %            1.25 %           1.24%            1.25 %
Net investment income....          15.40%(2)        13.19 %          14.57 %           13.07 %          11.86%           10.80 %
Supplemental Data:
Net assets, end of
 period, in thousands....       $372,233         $371,399         $664,706        $1,381,008       $1,927,186       $1,761,147
Portfolio turnover
 rate....................             29%(1)           39 %             49 %              20 %             36%              66 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     -----------------------------------------------------------------------------------
                           FEBRUARY 28, 2003       2002             2001             2000             1999             1998
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class C Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $ 1.55           $ 2.32           $ 4.34            $ 5.51           $ 6.15           $ 6.82
                                  ------           ------           ------            ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............           0.12             0.25             0.45              0.66             0.68             0.72
  Net realized and
   unrealized loss.......          (0.01)           (0.73)           (1.98)            (1.14)           (0.62)           (0.72)
                                  ------           ------           ------            ------           ------           ------
Total income (loss) from
 investment operations...           0.11            (0.48)           (1.53)            (0.48)            0.06             0.00
                                  ------           ------           ------            ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................          (0.10)           (0.26)           (0.49)            (0.69)           (0.70)           (0.67)
  Paid-in-capital........        -                  (0.03)          -                -                -                -
                                  ------           ------           ------            ------           ------           ------
Total dividends and
 distributions...........          (0.10)           (0.29)           (0.49)            (0.69)           (0.70)           (0.67)
                                  ------           ------           ------            ------           ------           ------

Net asset value, end of
 period..................         $ 1.56           $ 1.55           $ 2.32            $ 4.34           $ 5.51           $ 6.15
                                  ======           ======           ======            ======           ======           ======

Total Return+............           7.30%(1)       (22.11)%         (37.24)%           (9.66)%           0.99%           (0.34)%

Ratios to Average Net
 Assets(3):
Expenses.................           1.71%(2)         1.66 %           1.47 %            1.35 %           1.34%            1.36 %
Net investment income....          15.30%(2)        13.09 %          14.47 %           12.97 %          11.76%           10.69 %
Supplemental Data:
Net assets, end of
 period, in thousands....        $37,517          $33,978          $49,818           $86,951         $109,142          $56,626
Portfolio turnover
 rate....................             29%(1)           39 %             49 %              20 %             36%              66 %

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley High Yield Securities Inc.
FINANCIAL HIGHLIGHTS CONTINUED

                              FOR THE SIX                                FOR THE YEAR ENDED AUGUST 31,
                             MONTHS ENDED     -----------------------------------------------------------------------------------
                           FEBRUARY 28, 2003       2002             2001             2000             1999             1998
                           -----------------  ---------------  ---------------  ---------------  ---------------  ---------------
                              (UNAUDITED)
Class D Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....         $ 1.55           $ 2.32           $ 4.35           $ 5.51           $ 6.16           $ 6.82
                                  ------           ------           ------           ------           ------           ------
Income (loss) from
 investment operations:
  Net investment
   income++..............           0.12             0.26             0.48             0.70             0.74             0.78
  Net realized and
   unrealized loss.......          (0.01)           (0.73)           (1.99)           (1.13)           (0.64)           (0.71)
                                  ------           ------           ------           ------           ------           ------
Total income (loss) from
 investment operations...           0.11            (0.47)           (1.51)           (0.43)            0.10             0.07
                                  ------           ------           ------           ------           ------           ------

Less dividends and
 distributions from:
  Net investment
   income................          (0.10)           (0.27)           (0.52)           (0.73)           (0.75)           (0.73)
  Paid-in-capital........        -                  (0.03)          -                -                -                -
                                  ------           ------           ------           ------           ------           ------
Total dividends and
 distributions...........          (0.10)           (0.30)           (0.52)           (0.73)           (0.75)           (0.73)
                                  ------           ------           ------           ------           ------           ------

Net asset value, end of
 period..................         $ 1.56           $ 1.55           $ 2.32           $ 4.35           $ 5.51           $ 6.16
                                  ======           ======           ======           ======           ======           ======

Total Return+............           7.73%(1)       (21.45)%         (36.95)%          (8.69)%           1.67%            0.63%

Ratios to Average Net
 Assets(3):
Expenses.................           0.86%(2)         0.81 %           0.62 %           0.50 %           0.49%            0.51%
Net investment income....          16.15%(2)        13.94 %          15.32 %          13.82 %          12.61%           11.54%
Supplemental Data:
Net assets, end of
 period, in thousands....       $156,810(1)       $86,436         $137,319         $246,941         $333,714         $400,582
Portfolio turnover
 rate....................             29%              39 %             49 %             20 %             36%              66%

---------------------

 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

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MORGAN STANLEY
HIGH YIELD SECURITIES









SEMIANNUAL REPORT
FEBRUARY 28, 2003
------------------------------------------------------------------------------
37915RPT-10479C03-AP-3/03